OPERATING LEASES - Maturities of lease liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	$ 1,849
2021	726
2022	234
2023	10
Total undiscounted lease payment	2,819
Less: Imputed interest	(224)
Present value of lease liabilities	$ 2,595